OTHER NON-CURRENT LIABILITIES (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
OTHER NON-CURRENT LIABILITIES
Warranty-non-current	¥ 17,933,978		¥ 18,943,797
Refundable payment from franchised stores-non-current	1,680,058		5,045,054
Deposits for construction of building-non-current	1,353,394		903,395
Other non-current liabilities	¥ 20,967,430	$ 3,290,247	¥ 24,892,246